Leases (Tables)	12 Months Ended
Mar. 31, 2018
Leases 1 [Abstract]
Schedule of Finance Lease and Operating Lease by Lessee	The Company has lease commitments for the future periods, expiring as follows:

2018
$
Not later than 1 year	16,711
Later than 1 year and not later than 5 years	69,621
Later than 5 years	64,884
151,216

Schedule of Lease and Sublease Payments Recognised as Expense	Rent expense for the year comprises the following:

	2018	2017	2016
	$	$	$
Annual lease expense	17,016	8,654	4,459
Contingent rent	2,857	1,075	—
	19,873	9,729	4,459